UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period:12/31/06

Item 1.  Schedule of Investments.

IPO+

PORTFOLIO OF INVESTMENTS

As of December 31, 2006 (Unaudited)

		Shares	Value
	Common Stock - 81.32%
	Advertising - 3.02%
	Focus Media Holding Ltd. *	8,000	$ 531,120

	Aerospace/Defense - 0.50%
	TransDigm Group, Inc. *	3,300	87,483

	Airlines - 2.40%
	Allegiant Travel Co.*	15,000	420,900

	Airport Development & Maintence - 1.27%
	Grupo Aeroportuario Del ADR *	10,000	222,600

	Commercial Services - 5.82%
	DynCorp International, Inc., Class A*	35,000	555,450
	WNS Holdings LTD ADR *	15,000	466,500
			1,021,950

	Computers - Memory Devices - 0.38%
	Smart Modular Technologies	5,000	67,300

	Electronics - 0.69%
	Ituran Location and Control Ltd.	8,000	120,400

	Energy - Alternate Sources - 5.41%
	Sunpower Corp., Class A *	10,000	371,700
	Suntech Power Holdings Co. *	17,000	578,170
			949,870

	Financial Services - 5.71%
	Intercontinental Exchange, Inc. *	6,000	647,400
	Lazard Ltd., Class A	7,500	355,050
			1,002,450

IPO+

PORTFOLIO OF INVESTMENTS

As of December 31, 2006 (Unaudited) (Continued)

		Shares	Value
	Healthcare Services - 11.13%
	Brookdale Senior Living, Inc.	15,000	$ 720,000
	Mindray Medical International Ltd. ADR *	25,000	598,000
	Nighthawk Radiology Holdings, Inc. *	25,000	637,500
			1,955,500

	Insurance - 2.60%
	Allied World Assurance Holdings	5,000	218,150
	Genworth Financial, Inc., Class A	7,000	239,470
			457,620

	Internet - 4.18%
	Baidu.com ADR *	8,000	450,880
	Gmarket, Inc. ADR *	5,100	122,196
	LoopNet, Inc.*	10,712	160,466
			733,542

	Lodging - 2.55%
	Las Vegas Sands Corp. *	5,000	447,400

	Networking Products - 1.88%
	ACME Packet, Inc.*	16,000	330,240

	Personal Care - 5.01%
	Bare Escentuals, Inc. *	18,000	559,260
	Herbalife Ltd. *	8,000	321,280
			880,540
	Pharmaceutical - 3.02%
	Adams Respiratory Therapeutics, Inc. *	13,000	530,530

IPO+

PORTFOLIO OF INVESTMENTS

As of December 31, 2006 (Unaudited) (Continued)

		Shares	Value

	Restaurants - 7.86%
	Chipotle Mexican Grill, Inc., Class A *	10,000	$ 570,000
	Tim Hortons, Inc.	28,000	810,880
			1,380,880
	Retail - 2.87%
	Under Armour, Inc. *	10,000	504,500

	Software - 1.93%
	Omniture, Inc. *	5,040	70,963
	Synchronoss Technologies, Inc. *	19,600	268,912
			339,875

	Telecom Services - 4.62%
	Neustar, Inc., Class A *	25,000	811,000

	Television - 1.37%
	CTC Media, Inc. *	10,000	240,100

	Utilities - 7.10%
	CPFL Energia SA ADR	10,000	409,800
	ITC Holdings Corp.	21,000	837,900
			1,247,700

	Total Common Stocks (Cost $11,433,467)		14,283,500

	Short-Term Investments - 15.68%
	Registered Investment Companies - 15.68%
	BNY Hamilton Money Fund, Premier Shares, 4.94%
	due 12/31/12 (Cost $2,755,239)	2,755,239	2,755,239

	Total Investments - 97.00%
	(Cost $14,188,706)		$ 17,038,739
	Assets in Excess of Other Liabilities - 3.00%		529,257
	Net Assets 100.00%		$ 17,567,996

IPO+

PORTFOLIO OF INVESTMENTS

As of December 31, 2006 (Unaudited) (Continued)

		Shares	Value
	Securities Sold Short
	Maidenform Brands Inc. *	5,000	$ 90,600
	Shutterfly Inc. *	5,000	72,000
	Total Securities Sold Short (Proceeds $165,471)		$ 162,600

*	Non-income producing security.
	ADR - American Depository Receipt
(a)	The cost for Federal income tax purposes was $14,188,706. At December 31, 2006 net unrealized appreciation for all
	securities (excluding securities sold short) based on tax cost was $2,850,033. This consists of aggregate gross unrealized
	appreciation of $2,850,033 and aggregate gross unrealized depreciation of $0.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

       /s/William K. Smith, President

Date

2/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/William K. Smith, President

Date

2/28/07

By (Signature and Title)

       /s/Kathleen S. Smith, Treasurer

Date

2/28/07